UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 92.1%
Brazil: 10.4%
448,000	BR Malls Participacoes S.A.	$4,618,161
115,200	Cia Hering S.A.	2,103,398
246,000	Diagnosticos da America S.A.	3,149,113
93,000	Itau Unibanco Holding S.A. (ADR)	2,236,650
237,000	Localiza Rent a Car S.A.	3,777,135
106,000	Marisa Lojas S.A.	1,647,150
80,000	Petroleo Brasileiro S.A. (ADR)	3,234,400
250,000	Rossi Residencial S.A.	2,100,879

		22,866,886

Canada: 1.3%
13,500	First Quantum Minerals Ltd.	1,746,436
42,000	Pacific Rubiales Energy Corp.	1,165,343

		2,911,779

China / Hong Kong: 17.2%
5,800,000	Bank of China Ltd. #	3,225,306
900,000	Brilliance China Automotive Holdings Ltd. *	901,997
1,300,000	China Hongqiao Group Ltd. *	1,265,146
3,295,000	China Minsheng Banking Corp. Ltd. #	3,029,011
3,275,000	China Qinfa Group Ltd. * #	1,881,604
520,000	China Yurun Food Group Ltd. #	1,742,763
1,910,000	Dah Chong Hong Holdings Ltd. #	2,143,694
3,468,000	EVA Precision Industrial Holdings Ltd. #	2,531,880
66,100	Home Inns & Hotels Management, Inc. (ADR) *	2,615,577
690,000	Jiangxi Copper Co. Ltd. (Class H) #	2,298,344
1,973,181	Noble Group Ltd. (SGD) #	3,346,568
8,930,000	PCD Stores Ltd. #	2,441,896
920,000	Ports Design Ltd. #	2,120,585
3,111,490	Qin Jia Yuan Media Services Co. Ltd. #	511,585
7,600,000	Renhe Commercial Holdings Co. Ltd. #	1,416,606
10,505,000	REXLot Holdings Ltd. #	1,162,085
675,000	SJM Holdings Ltd. #	1,181,053
136,500	Tencent Holdings Ltd. #	3,324,187
694,000	Xinyi Glass Holdings Ltd. #	720,997

		37,860,884

Georgia: 0.6%
70,000	Bank of Georgia (GDR) *	1,389,500

India: 9.1%
280,000	Crompton Greaves Ltd. #	1,713,360
1,610,000	Gujarat NRE Coke Ltd. #	1,785,203
1,282,400	Hirco Plc (GBP) *	835,748
890,000	IVRCL Infrastructures & Projects Ltd. #	1,629,939
196,000	Mahindra & Mahindra Ltd. #	3,081,662
660,000	Mundra Port & Special Economic Zone Ltd. #	2,021,950
160,000	Pantaloon Retail India Ltd. #	1,150,658
614,000	Rolta India Ltd. #	1,914,316
173,769	Shriram Transport Finance Co. Ltd. #	3,099,722
630,000	Sintex Industries Ltd. #	2,148,048
720,000	SREI Infrastructure Finance Ltd. #	715,604

		20,096,210

Indonesia: 2.2%
2,740,000	Bank Rakyat Indonesia Tbk PT #	1,806,950
6,380,000	Borneo Lumbung Energi & Metal Tbk PT *	1,208,958
4,450,000	Bumi Resources Tbk PT #	1,707,692

		4,723,600

Israel: 0.4%
182,500	Queenco Leisure International Ltd. (GDR) * § 144A	776,959

Kazakhstan: 1.6%
172,350	Eurasian Natural Resources Corp. (GBP) #	2,586,772
60,000	Kazakhstan Kagazy Plc (GDR) * §	10,200
510,300	Kazakhstan Kagazy Plc (GDR) * § 144A	86,751
65,700	Zhaikmunai LP (GDR) *	807,225

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

		3,490,948

Luxembourg: 1.2%
1,103,000	L’Occitane International S.A. (HKD) * #	2,721,775

Malaysia: 1.2%
2,505,000	AirAsia Bhd * #	2,221,352
264,400	CB Industrial Product Holding Bhd #	359,466

		2,580,818

Mexico: 1.4%
722,800	Banco Compartamos S.A. de C.V. *	1,302,255
827,200	Genomma Lab Internacional, S.A. de C.V. *	1,870,762

		3,173,017

Mongolia: 0.6%
1,110,000	Mongolian Mining Corp. (HKD) * #	1,416,837

Panama: 0.9%
35,500	Copa Holdings S.A. (Class A) (USD)	1,874,400

Philippines: 1.0%
3,200,000	Alliance Global Group, Inc. #	879,001
850,000	International Container Terminal Services, Inc. #	816,445
19,400,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) * #	473,825

		2,169,271

Russia: 8.9%
140,000	Gazprom OAO (ADR) #	4,531,910
223,000	Globaltrans Investment Plc (GDR)	4,095,806
60,000	Lukoil (ADR)	4,295,793
1,437,000	Sberbank RF #	5,390,325
29,000	X5 Retail Group N.V. (GDR) * #	1,240,102

		19,553,936

Singapore: 1.4%
1,960,000	CSE Global Ltd. #	1,959,097
530,000	Olam International Ltd. #	1,176,798

		3,135,895

South Africa: 4.1%
75,000	African Rainbow Minerals Ltd. #	2,470,151
50,000	Impala Platinum Holdings Ltd. #	1,444,656
172,000	Imperial Holdings Ltd. #	2,899,226
41,000	Naspers Ltd. #	2,205,460

		9,019,493

South Korea: 12.8%
180,000	Daegu Bank Ltd. * #	2,953,129
84,000	Hynix Semiconductor, Inc. * #	2,389,490
23,260	Hyundai Department Store Co. Ltd. #	3,009,036
10,600	Hyundai Mobis Co. Ltd. * #	3,160,385
40,000	Kia Motors Corp. #	2,513,716
7,700	Lotte Shopping Co. * #	3,152,653
47,000	Samsung Card Co. #	2,376,028
8,150	Samsung Electronics Co. Ltd. #	6,910,920
7,400	Shinsegae Co. Ltd. #	1,760,623

		28,225,980

Switzerland: 0.9%
18,000	Dufry Group * #	2,073,639

Taiwan: 7.2%
1,600,000	Advanced Semiconductor Engineering, Inc. #	1,731,677
620,000	China Ecotek Corp. #	1,145,144
750,000	Chroma ATE, Inc. #	2,422,070
68,500	HTC Corp. #	2,675,598
755,800	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,896,852
1,120,000	Taiwan Semiconductor Manufacturing Co Ltd. #	2,683,817
2,420,000	Uni-President Enterprises Corp. #	3,314,219

		15,869,377

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

Thailand: 4.4%
275,000	Bangkok Bank PCL	1,563,535
1,680,000	BEC World PCL #	1,872,037
1,170,000	CP ALL PCL #	1,548,683
4,000,000	LPN Development PCL #	1,404,420
2,510,000	Tisco Financial Group PCL #	3,236,201

		9,624,876

Turkey: 1.0%
80,000	Koza Altin Isletmeleri AS	1,047,384
851,356	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #	1,136,399

		2,183,783

United Kingdom: 1.8%
86,000	African Minerals Ltd. * #	690,495
1,800,000	Bellzone Mining Plc * #	1,869,304
266,999	International Personal Finance Plc #	1,377,259

		3,937,058

United States: 0.5%
28,000	First Cash Financial Services, Inc. *	1,080,800

Total Common Stocks (Cost: $165,961,781)		202,757,721

PREFERRED STOCKS: 2.5%
Brazil: 2.5%
61,000	Anhanguera Educacional Participacoes S.A.	1,478,063
137,064	Vale S.A.	3,981,837

Total Preferred Stocks (Cost: $632,124)		5,459,900

MONEY MARKET FUND: 4.5%
(Cost: $9,917,499)
9,917,499	AIM Treasury Portfolio - Institutional Class	9,917,499

Total Investments: 99.1% (Cost: $176,511,404)		218,135,120
Other assets less liabilities: 0.9%		2,070,964

NET ASSETS: 100.0%		$220,206,084

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
PHP	Phillippine Peso
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $151,159,218 which represents 68.6% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $873,910 which represents 0.4% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $863,710, or 0.4% of net assets.

Restricted securities held by the Fund as of March 31, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Kazakhstan Kagazy Plc (GDR) 144A	07/19/2007	510,300	$2,551,500	$86,751	0.0%
Queenco Leisure International Ltd. (GDR) 144A	07/03/2007	182,500	3,481,828	776,959	0.4

			$6,033,328	$863,710	0.4%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	10.4%	$22,588,038

Communications	4.9	10,588,867

Consumer, Cyclical	19.4	42,299,304

Consumer, Non-cyclical	10.7	23,309,125

Diversified	5.2	11,416,537

Energy	8.7	18,944,403

Financial	20.9	45,687,513

Industrial	7.2	15,794,517

Technology	8.1	17,589,317

Money Market Fund	4.5	9,917,499

	100.0%	$218,135,120

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$22,866,886	$—	$—	$22,866,886

Canada	2,911,779	—	—	2,911,779

China / Hong Kong	4,782,720	33,078,164	—	37,860,884

Georgia	1,389,500	—	—	1,389,500

India	835,748	19,260,462	—	20,096,210

Indonesia	—	4,723,600	—	4,723,600

Israel	776,959	—	—	776,959

Kazakhstan	904,176	2,586,772	—	3,490,948

Luxembourg	—	2,721,775	—	2,721,775

Malaysia	—	2,580,818	—	2,580,818

Mexico	3,173,017	—	—	3,173,017

Mongolia	—	1,416,837	—	1,416,837

Panama	1,874,400	—	—	1,874,400

Philippines	—	2,169,271	—	2,169,271

Russia	8,391,599	11,162,337	—	19,553,936

Singapore	—	3,135,895	—	3,135,895

South Africa	—	9,019,493	—	9,019,493

South Korea	—	28,225,980	—	28,225,980

Switzerland	—	2,073,639	—	2,073,639

Taiwan	—	15,869,377	—	15,869,377

Thailand	1,563,535	8,061,341	—	9,624,876

Turkey	1,047,384	1,136,399	—	2,183,783

United Kingdom	—	3,937,058	—	3,937,058

United States	1,080,800	—	—	1,080,800

Preferred Stocks:

Brazil	—	5,459,900	—	5,459,900

Money Market Fund	9,917,499	—	—	9,917,499

Total	$66,975,902	$151,159,218	$—	$218,135,120

See Notes to Schedule of Investments

Van Eck VIP Emerging Markets Fund
Note to Schedule of Investments
March 31, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Fund’s may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes—For Federal income tax purposes, the identified cost of investments owned at March 31, 2011 was $182,796,852 and net unrealized appreciation aggregated $35,338,268 of which $53,201,183 related to appreciated securities and $17,862,915 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: May 26, 2011

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: May 26, 2011